UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549
                                    FORM 13F
                              FORM 13F COVER PAGE

Report for the Quarter Ended:  September 30, 2006

Check here if Amendment [   ]; Amendment Number:_____
      This Amendment (Check only one.):         [   ] is a restatement.
                                                [   ] adds new holding
                                                      entries.

Institutional Investment Manager Filing this Report:

Name:       Institutional Capital Corporation
Address:    225 West Wacker Drive, Suite 2400
            Chicago, Illinois  60606

Form 13F File No:             28-16

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of the Reporting Manager:

Name:             Robert J. Lukaszewicz
Title:            Vice President and Controller
Phone:            (312) 424-9100
Signature, Place, and Date of Signing:


/s/ Robert J. Lukaszewicz   Chicago, Illinois   11/8/06
-------------------------   -----------------  ---------
       (Signature)            (City/State)       (Date)

Report Type (Check only one.):

[ ] 13F Holdings Report (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F Notice (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F Combination Report (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

13F File Number              Name
-----------------            --------------------------------
028-01190                    Frank Russell Company



Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  0

Form 13F Information Table Entry Total:            59

Form 13F Information Table Value Total:  $ 13,116,522
                                        (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. None



                                                  FORM 13F INFORMATION TABLE

                                                   INSTITUTIONAL CAPITAL LLC
                                                            FORM 13F
                                                           30-Sep-06

                                                                                                          Voting Authority
                                                                                                     --------------------------
                                                        Value      Shares/    Sh/ Put/ Invstmt Other
Name of Issuer                 Title of class  CUSIP    (x$1000)   Prn Amt    Prn Call Dscretn Mgrs  Sole       Shared None
------------------------------ -------------- --------- --------   --------   --- ---- ------  ----- --------   -----  --------
Abbott Laboratories            COM            002824100        236      4,850 SH       Sole               4,850
Agilent Technologies Inc.      COM            00846U101    134,392  4,111,100 SH       Sole           3,819,750          291,350
Altria Group Inc.              COM            02209S103    439,524  5,741,665 SH       Sole           5,444,415          297,250
American International Group   COM            026874107    491,391  7,416,096 SH       Sole           6,977,796          438,300
Aon Corp.                      COM            037389103    253,876  7,495,602 SH       Sole           7,131,061          364,541
AstraZeneca Plc ADR            SPONSORED ADR  046353108     14,556    232,900 SH       Sole             232,900
BP Plc - Sponsored ADR         SPONSORED ADR  055622104     19,090    291,100 SH       Sole             291,100
Bank of America Corp           COM            060505104    630,294 11,765,799 SH       Sole          10,972,999          792,800
Baxter International Inc.      COM            071813109    424,573  9,339,480 SH       Sole           8,769,580          569,900
BellSouth Corp.                COM            079860102    333,724  7,806,410 SH       Sole           7,029,560          776,850
Bristol Myers Squibb Co.       COM            110122108    217,081  8,711,100 SH       Sole           8,149,150          561,950
CSX Corp.                      COM            126408103    239,674  7,300,464 SH       Sole           6,974,264          326,200
Canon Inc - Spons ADR          ADR            138006309      8,695    166,275 SH       Sole             166,275
Caterpillar Inc.               COM            149123101        365      5,550 SH       Sole               5,550
Citigroup Inc.                 COM            172967101    603,520 12,150,602 SH       Sole          11,340,350          810,252
Credit Suisse Group Sponsored  SPONSORED ADR  225401108     24,159    416,900 SH       Sole             416,900
Dominion Resources Inc.        COM            25746U109    390,648  5,107,177 SH       Sole           4,821,577          285,600
E.ON AG Sponsored ADR          SPONSORED ADR  268780103     14,426    363,650 SH       Sole             363,650
Entergy Corp.                  COM            29364G103    397,052  5,075,441 SH       Sole           4,784,566          290,875
Exelon Corp.                   COM            30161N101    199,891  3,301,800 SH       Sole           2,971,600          330,200
Exxon Mobil Corporation        COM            30231G102    617,742  9,206,289 SH       Sole           8,599,339          606,950
General Electric Co.           COM            369604103    494,989 14,022,350 SH       Sole          13,235,900          786,450
Goldman Sachs Group Inc.       COM            38141G104    186,723  1,103,760 SH       Sole             993,185          110,575
Halliburton Co.                COM            406216101    171,701  6,035,190 SH       Sole           5,671,240          363,950
Hess Corp.                     COM            42809H107    241,222  5,823,812 SH       Sole           5,516,212          307,600
Hewlett-Packard Co.            COM            428236103    311,480  8,489,520 SH       Sole           8,040,620          448,900
Honeywell International Inc.   COM            438516106    403,550  9,866,750 SH       Sole           9,270,400          596,350
ING Groep N V ADR              SPONSORED ADR  456837103     20,092    456,850 SH       Sole             456,850
Imperial Chemical Industry PLC ADR NEW        452704505    182,902  6,111,000 SH       Sole           5,798,350          312,650
Intercontinental Hotels Group  SPONS ADR NEW  45857P202    185,272 10,502,950 SH       Sole          10,004,600          498,350
International Business Machine COM            459200101    183,663  2,241,432 SH       Sole           2,017,457          223,975
International Paper            COM            460146103    150,093  4,334,200 SH       Sole           3,894,550          439,650
JPMorgan Chase & Co.           COM            46625H100    501,051 10,669,750 SH       Sole          10,038,900          630,850
McDonald's Corp.               COM            580135101    506,578 12,949,329 SH       Sole          12,140,879          808,450
MedImmune Inc.                 COM            584699102     83,343  2,853,250 SH       Sole           2,562,550          290,700
Microchip Technology           COM            595017104     66,356  2,046,773 SH       Sole           1,842,932          203,841
Morgan Stanley                 COM            617446448    193,519  2,654,223 SH       Sole           2,388,900          265,323
Motorola Inc.                  COM            620076109    259,829 10,393,161 SH       Sole           9,694,211          698,950
Nike Inc.                      CL B           654106103     99,782  1,138,800 SH       Sole           1,022,900          115,900
Nokia Corporation - ADR        SPONSORED ADR  654902204      8,482    430,800 SH       Sole             430,800
Nomura Holdings Inc - ADR      SPONSORED ADR  65535H208     12,355    702,800 SH       Sole             702,800
Norfolk Southern Corp.         COM            655844108    113,308  2,572,259 SH       Sole           2,318,759          253,500
Novartis AG - ADR              SPONSORED ADR  66987V109    543,641  9,302,549 SH       Sole           8,833,299          469,250
Occidental Petroleum           COM            674599105    155,538  3,232,962 SH       Sole           2,914,962          318,000
Pepsico Inc.                   COM            713448108    250,210  3,834,044 SH       Sole           3,446,774          387,270
Philips Electronics N V - NY S NY REG SH NEW  500472303     24,576    701,976 SH       Sole             701,976
Rio Tinto PLC Sponsored ADR    COM            767204100     88,254    465,400 SH       Sole             418,800           46,600
Siemens AG Sponsored ADR       SPONSORED ADR  826197501     20,412    234,350 SH       Sole             234,350
Sprint Nextel Corp.            COM FON        852061100    188,488 10,990,554 SH       Sole           9,888,704        1,101,850
St Paul Travelers Cos Inc.     COM            792860108    388,363  8,282,421 SH       Sole           7,884,026          398,395
Target Corp.                   COM            87612E106    204,569  3,702,600 SH       Sole           3,456,700          245,900
Temple Inland Inc.             COM            879868107    164,208  4,094,953 SH       Sole           3,890,103          204,850
Textron Inc.                   COM            883203101     91,526  1,046,011 SH       Sole             937,511          108,500
Total S.A. ADR                 SPONSORED ADR  89151E109    303,047  4,595,800 SH       Sole           4,325,250          270,550
Toyota Motor Corp ADR          SP ADR REP2COM 892331307     26,844    246,500 SH       Sole             246,500
UBS AG ADR                     SHS NEW        H89231338     23,884    402,700 SH       Sole             402,700
Viacom Inc Class B             CL B           92553P201     53,534  1,439,850 SH       Sole           1,296,700          143,150
Wal-Mart Stores Inc.           COM            931142103    477,584  9,683,367 SH       Sole           9,095,917          587,450
Wells Fargo and Co.            COM            949746101    280,645  7,756,918 SH       Sole           6,981,618          775,300
REPORT SUMMARY                  59                      13,116,522